Short-term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Borrowings
Short term borrowings	¥ 0		¥ 1,828,923	¥ 897,022
Short-term investments collateralized by bank wealth management products	0		1,876,250
Interest expense	¥ 9,156	$ 1,437	¥ 61,542	¥ 1,726